Fair value measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table sets forth a summary of changes in the fair value of level 3 liabilities measured at fair value on a recurring basis for the nine months ended September 30, 2019:

Description	Balance at December 31, 2018	Change in Fair Value	Balance at September 30, 2019
Warrant liability	$67	$(67)	$—

The following table sets forth a summary of changes in the fair value of level 3 liabilities measured at fair value on a recurring basis for the year ended December 31, 2018:

Description	Balance at December 31, 2017	Change in Fair Value	Balance at December 31, 2018
Warrant liability	$8,453	$(8,386)	$67